Financial Asset at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Financial Asset at Fair Value Through Profit or Loss

	2021	2020
	RMB million	RMB million
Listed equity investment, at fair value:
Shanghai Pudong Development Bank Co., Ltd.	84	95

Financial assets at fair value, class [member]
Statement [Line Items]
Summary of Financial Asset at Fair Value Through Profit or Loss

	2021	2020
	RMB million	RMB million
Fair value losses on equity investments at FVPL recognised in other losses	(11)	(26)